Label	Element	Value
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot 00 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.70%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot International ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.20%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot US Large Cap ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.20%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot US Mid Cap ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot US Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.40%
Pacer Trendpilot Fund of Funds ETF | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Pacer Trendpilot Fund of Funds ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%